Loans and advances, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current portion:
Total current loans and advances		¥ 2,408,564	$ 377,956	¥ 2,246,202
Allowance for loans and advances		(1,923,315)	(301,810)	(1,514,186)
Loans and advances, net		485,249	76,146	732,016
Loans receivable
Current portion:
Total current loans and advances	[1]	716,598	112,450	90,346
Loans receivable | Auto-backed loans
Current portion:
Total current loans and advances	[1]	30,149	4,731	39,253
Loans receivable | Other secured loans
Current portion:
Total current loans and advances	[1]	5,901	926	28,740
Loans receivable | Unsecured loans
Current portion:
Total current loans and advances	[1]	17,408	2,732	22,353
Loans receivable | Other loan receivable
Current portion:
Total current loans and advances	[2]	663,140	104,061
Acquired non-performing loans
Current portion:
Total current loans and advances	[3]	1,691,966	265,506	2,155,856
Acquired non-performing loans | Auto-backed loans
Current portion:
Total current loans and advances	[3]	1,314,696	206,304	1,762,686
Acquired non-performing loans | Other secured loans
Current portion:
Total current loans and advances	[3]	¥ 377,270	$ 59,202	385,575
Acquired non-performing loans | Unsecured loans
Current portion:
Total current loans and advances	[3]			¥ 7,595

[1]	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;
[2]	Other loan receivable represent the amount of the Company's cash being retained in the special account. The Company reclassified the Deposit balance to Other loan receivable when the local government closed the “special account”. See Note 6 for further discussion.
[3]	Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;